Acquisition - Schedule of Pro Forma Consolidated Results of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pro Forma Consolidated Results of Operations [Abstract]
Net revenues
Net loss	18,919,867	9,979,986
Net loss attributable to Avalon GloboCare Corp.	$ 18,919,867	$ 9,979,986
Net loss per share (in Dollars per share)	$ 5.89	$ 10.66